Property and equipment (Tables)	3 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consists of (in thousands):

(in thousands)	September 30, 2022	June 30, 2022
Lab equipment	$1,143	$1,143
Software	1,380	1,476
Office equipment	124	124
Office furniture	35	35
Leasehold improvements	576	576
Construction in progress	—	—
Total	3,258	3,354
Less accumulated depreciation and amortization	(910)	(796)
	$2,348	$2,558

Schedule of Expected Amortization Expense for the Next Five Years and Thereafter

As of September 30, 2022, the expected amortization expense for software for the next five years and thereafter is as follows:

(in thousands)
2023	$125
2024	166
2025	166
2026	128
2027	111
Thereafter	371
$1,067